As filed with the Securities and Exchange Commission on June 6, 2011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

ING PRIME RATE TRUST

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-992-0180

under the

Investment Company Act of 1940

Investment Company Act File No. 811-05410

In accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “1940 Act”), the undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer.

(1)          Titles of the classes of securities of ING Prime Rate Trust (the “Trust”) to be redeemed:

Auction Preferred Shares, Series M

Auction Preferred Shares, Series T

Auction Preferred Shares, Series W

Auction Preferred Shares, Series Th; and

Auction Preferred Shares, Series F (collectively referred to as the “Shares”)

(2)          The date on which the securities are to be redeemed:

Subject to the completion of financing, the Shares identified below in Section 4 will be redeemed on the following dates:

Auction Preferred Shares, Series F – July 11, 2011

Auction Preferred Shares, Series M – July 12, 2011

Auction Preferred Shares, Series T – July 13, 2011

Auction Preferred Shares, Series W – July 14, 2011

Auction Preferred Shares, Series Th – July 15, 2011

(3)          Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Shares are to be redeemed pursuant to Article VI, Section 2 of the Trust’s Declaration of Trust and Sections 3(a) through (k) of the Preferred Shares Certificate of Designation.

(4)          Number of shares and the basis upon which the securities to be redeemed are to be selected:

The Depository Trust Company (DTC), holder of record of the Shares, determines by random lottery how the redemption will be allocated among each participant broker-dealer account that holds Shares and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares held by it.

a.               The Trust intends to redeem 200 of the outstanding 600 shares of Series M.

b.              The Trust intends to redeem 200 of the outstanding 600 shares of Series T.

c.               The Trust intends to redeem 200 of the outstanding 600 shares of Series W.

d.              The Trust intends to redeem 200 of the outstanding 600 shares of Series Th.

e.               The Trust intends to redeem 200 of the outstanding 600 shares of Series F.

Please note that this notice serves only to disclose a proposed redemption of the Shares identified above. Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of such redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the 1940 Act, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 6th day of June, 2011.

ING PRIME RATE TRUST

By:	/s/ Shaun Mathews
Name: Shaun P. Mathews
Title: President and Chief Executive Officer